Schedule of Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Retirement indemnities	€ 1,407	€ 1,131
Provision for warranty costs	712	705
Accruals for social expenses	493	414
Conditional government subsidies	296	391
Value added tax payable	178	292
Others	290	258
Accrued Liabilities and Other Liabilities	3,377	3,194
Less non current portion	€ (1,706)	€ (1,624)